Trade and other payables (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Payables
Borrowings, interest rate	6.00%
Amount due to directors	$ 48,671	$ 8,893
Contract liabilities	$ 85,536	$ 544,311